Debt - Summary Of Interest Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments [Abstract]
Interest incurred	$ 73	$ 19	$ 0
Less: interest income	(1)	(1)	(3)
Interest expense (income), net	$ 72	$ 18	$ (3)